CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) shares in Thousands, $ in Thousands	Total	Common shares and additional paid-in capital	Accumulated deficit	Accumulated other comprehensive loss	Noncontrolling interest
Balance (in shares) at Dec. 31, 2013		10,145
Balance at Dec. 31, 2013	$ 88,301	$ 305,072	$ (213,021)	$ (3,603)	$ (147)
Issuance of common shares from exercise of stock options and RSUs (in shares)		907
Issuance of common shares from exercise of stock options and RSUs	3,593	$ 3,593
Stock-based compensation	17	$ 17
Liquidation of Dragongate Enterprises Ltd.	(6)				(6)
Net income (loss)	(4,990)		(5,155)		165
Other comprehensive loss	(7,886)			(7,884)	(2)
Balance (in shares) at Dec. 31, 2014		11,052
Balance at Dec. 31, 2014	79,029	$ 308,682	(218,176)	(11,487)	10
Stock-based compensation	63	$ 63
Deconsolidation of FingerRockz (Note 4)	35				35
Net income (loss)	(2,288)		(2,243)		$ (45)
Other comprehensive loss	$ (10,848)			(10,848)
Balance (in shares) at Dec. 31, 2015	11,052	11,052
Balance at Dec. 31, 2015	$ 65,991	$ 308,745	(220,419)	(22,335)
Stock-based compensation	9	$ 9
Net income (loss)	(6,066)		(6,066)
Other comprehensive loss	$ (276)			(276)
Balance (in shares) at Dec. 31, 2016	11,052	11,052
Balance at Dec. 31, 2016	$ 59,658	$ 308,754	$ (226,485)	$ (22,611)